Tax charge (Tables)	12 Months Ended
Dec. 31, 2017
Tax charge
Schedule of total tax charge in the income statement

	2017			2016	2015

Tax charge	Current tax	Deferred tax	Total	Total	Total

	£m	£m	£m	£m	£m
Attributable to shareholders:
Asia operations	(164)	(89)	(253)	(256)	(179)
US operations	56	(564)	(508)	66	(240)
UK and Europe	(302)	35	(267)	(275)	(287)
Other operations	122	—	122	111	137

Tax charge attributable to shareholders' returns	(288)	(618)	(906)	(354)	(569)

Attributable to policyholders:
Asia operations	(92)	(157)	(249)	(155)	(69)
UK and Europe	(316)	(109)	(425)	(782)	(104)

Tax charge attributable to policyholders' returns	(408)	(266)	(674)	(937)	(173)

Total tax charge	(696)	(884)	(1,580)	(1,291)	(742)

Schedule of components total tax charge

	2017	2016	2015

	£m	£m	£m
Current tax expense:
Corporation tax	(746)	(1,464)	(782)
Adjustments in respect of prior years	50	87	48

Total current tax charge	(696)	(1,377)	(734)

Deferred tax arising from:
Origination and reversal of temporary differences	(531)	64	(40)
Impact of changes in local statutory tax rates	(353)	6	22
Credit in respect of a previously unrecognised tax loss, tax credit or temporary difference from a prior period	—	16	10

Total deferred tax (charge) credit	(884)	86	(8)

Total tax charge	(1,580)	(1,291)	(742)

Schedule of deferred tax charge (credit)

	2017	2016	2015

	£m	£m	£m
Short-term temporary differences	(526)	573	(200)
Unrealised gains and losses on investments	(185)	(437)	272
Balances relating to investment and insurance contracts	(156)	(90)	(55)
Unused tax losses	(12)	36	(26)
Capital allowances	(5)	4	1

Deferred tax (charge) credit	(884)	86	(8)

Reconciliation of shareholder effective tax rate

	2017
	Asia operations	US operations	UK and Europe	Other* operations	Total attributable to shareholders	Percentage impact on ETR

	£m	£m	£m	£m	£m
Operating profit (loss) based on longer-term investment returns	1,975	2,224	1,378	(878)	4,699
Non-operating profit (loss)	53	(1,462)	(14)	20	(1,403)

Profit (loss) before tax	2,028	762	1,364	(858)	3,296

Expected tax rate	21%	35%	19%	19%	24%
Tax at the expected rate	426	267	259	(163)	789	23.9%
Effects of recurring tax reconciliation items:
Income not taxable or taxable at concessionary rates	(64)	(11)	(2)	(14)	(91)	(2.8)%
Deductions not allowable for tax purposes	26	6	13	10	55	1.7%
Items related to taxation of life insurance businesses	(92)	(238)	(2)	—	(332)	(10.1)%
Deferred tax adjustments	11	17	(1)	(5)	22	0.7%
Effect of results of joint ventures and associates	(52)	—	(3)	—	(55)	(1.7)%
Irrecoverable withholding taxes	—	—	—	54	54	1.6%
Other	(10)	—	6	(1)	(5)	(0.1)%

Total	(181)	(226)	11	44	(352)	(10.7)%
Effects of non-recurring tax reconciliation items:
Adjustments to tax charge in relation to prior years	(3)	(15)	(3)	(3)	(24)	(0.7)%
Movements in provisions for open tax matters	19	25	—	—	44	1.3%
Impact of US tax reform	—	445	—	—	445	13.5%
Adjustments in relation to business disposals	(8)	12	—	—	4	0.1%

Total	8	467	(3)	(3)	469	14.2%

Total actual tax charge (credit)	253	508	267	(122)	906	27.4%

Analysed into:

Tax on operating profit based on longer-term investment returns	276	548	268	(121)	971
Tax on non-operating profit	(23)	(40)	(1)	(1)	(65)

Actual tax rate:
Operating profit based on longer-term investment returns:
Including non-recurring tax reconciling items	14%	25%	19%	14%	21%
Excluding non-recurring tax reconciling items	13%	24%	20%	13%	20%
Total profit	12%	67%	20%	14%	27%

*	Other operations include restructuring costs.

	2016**
	Asia operations	US operations	UK and Europe	Other* operations	Total attributable to shareholders	Percentage impact on ETR

	£m	£m	£m	£m	£m
Operating profit (loss) based on longer-term investment returns	1,644	2,048	1,253	(689)	4,256
Non-operating (loss) profit	(460)	(1,523)	206	(204)	(1,981)

Profit (loss) before tax	1,184	525	1,459	(893)	2,275

Expected tax rate	22%	35%	20%	20%	24%
Tax at the expected rate	260	184	292	(179)	557	24.4%
Effects of recurring tax reconciliation items:
Income not taxable or taxable at concessionary rates	(31)	(18)	(13)	(5)	(67)	(2.9)%
Deductions not allowable for tax purposes	20	8	10	22	60	2.6%
Items related to taxation of life insurance businesses	(20)	(159)	(1)	—	(180)	(7.9)%
Deferred tax adjustments	(11)	—	2	(14)	(23)	(1.0)%
Effect of results of joint ventures and associates	(44)	—	(2)	—	(46)	(2.0)%
Irrecoverable withholding taxes	—	—	—	36	36	1.6%
Other	3	—	—	(7)	(4)	(0.1)%

Total	(83)	(169)	(4)	32	(224)	(9.7)%
Effects of non-recurring tax reconciliation items:
Adjustments to tax charge in relation to prior years	1	(81)	(7)	5	(82)	(3.6)%
Movements in provisions for open tax matters	20	—	—	31	51	2.2%
Impact of changes in local statutory tax rates	—	—	(6)	—	(6)	(0.2)%
Write-down of Korea life business	58	—	—	—	58	2.5%

Total	79	(81)	(13)	36	21	0.9%

Total actual tax charge (credit)	256	(66)	275	(111)	354	15.6%

Analysed into:

Tax on operating profit based on longer-term investment returns	271	467	244	(88)	894
Tax on non-operating profit	(15)	(533)	31	(23)	(540)

Actual tax rate:
Operating profit based on longer-term investment returns:
Including non-recurring tax reconciling items	16%	23%	19%	13%	21%
Excluding non-recurring tax reconciling items	15%	27%	21%	18%	22%
Total profit	22%	(13)%	19%	12%	16%

\
*	Other operations include restructuring costs.
**	The 2016 comparative results have been re-presented from those previously published following reassessment of the Group's operating segments as described in note B1.3.

	2015**
	Asia operations	US operations	UK and Europe	Other* operations	Total Attributable to shareholders	Percentage impact on ETR

	£m	£m	£m	£m	£m
Operating profit (loss) based on longer-term investment returns	1,286	1,702	1,636	(655)	3,969
Non-operating loss	(135)	(492)	(120)	(74)	(821)

Profit (loss) before tax	1,151	1,210	1,516	(729)	3,148

Expected tax rate	24%	35%	20%	21%	27%
Tax at the expected rate	276	424	303	(153)	850	27.0%
Effects of recurring tax reconciliation items:
Income not taxable or taxable at concessionary rates	(45)	(10)	(5)	(3)	(63)	(2.0)%
Deductions not allowable for tax purposes	16	6	10	1	33	1.0%
Items related to taxation of life insurance businesses	(20)	(113)	—	—	(133)	(4.2)%
Deferred tax adjustments	10	—	(2)	(9)	(1)	0.0%
Effect of results of joint ventures and associates	(47)	—	(3)	—	(50)	(1.6)%
Irrecoverable withholding taxes	—	1	—	27	28	0.9%
Other	(5)	(3)	8	5	5	0.1%

Total	(91)	(119)	8	21	(181)	(5.8)%
Effects of non-recurring tax reconciliation items:
Adjustments to tax charge in relation to prior years	5	(65)	(7)	—	(67)	(2.1)%
Movements in provisions for open tax matters	(6)	—	—	(5)	(11)	(0.3)%
Impact of changes in local statutory tax rates	(5)	—	(17)	—	(22)	(0.7)%

Total	(6)	(65)	(24)	(5)	(100)	(3.1)%

Total actual tax charge (credit)	179	240	287	(137)	569	18.1%

Analysed into:

Tax on operating profit based on longer-term investment returns	184	413	310	(121)	786
Tax on non-operating profit	(5)	(173)	(23)	(16)	(217)

Actual tax rate:
Operating profit based on longer-term investment returns:
Including non-recurring tax reconciling items	14%	24%	19%	18%	20%
Excluding non-recurring tax reconciling items	15%	28%	20%	18%	22%
Total profit	16%	20%	19%	19%	18%

*	Other operations include restructuring costs.
**	The 2015 comparative results have been re-presented from those previously published following reassessment of the Group's operating segments as described in note B1.3.

Schedule of movements in provisions for open tax matters

£m

At 1 January 2017	(89)
Movements in the current period included in:
Tax charge attributable to shareholders	(44)
Other movements*	(6)

At 31 December 2017	(139)

*	Other movements include interest arising on open tax matters and amounts included in the Group's share of profits from joint ventures and associates, net of related tax.

Schedule of tax rates for Asia insurance and Group, excluding the held for sale Korea life business

	Asia operations	Attributable to shareholders

Expected tax rate on total profit	22%	24%
Actual tax rate:
Operating profit based on longer-term investment returns	16%	21%
Total profit	18%	14%